UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment /X/; Amendment Number:  1

     This Amendment (Check only one):   /_/ is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  399 Park Avenue, 38th Floor
          New York, New York 10022

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, May 30, 2006

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          1
                                                ---------------

Form 13F Information Table Entry Total:                    40
                                                ---------------

Form 13F Information Table Value Total:              $189,355
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----


UNIVERSAL AMERICAN FINANCIAL
CORP.                          COM    913377107     12,569   816,148    SH         OTHER           1          0       12,569    0






